SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2022 Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ $ / shares	Dec. 31, 2021 Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ $ / shares	Dec. 31, 2020 Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ	5,259,353	6,821,491	5,428,803
Weighted average of remaining useful life	5 years 2 months 12 days	6 years 9 months 18 days
Minimum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 1.67	$ 2.65
Maximum [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 15.6	$ 15.6